Net Sales by Product (Detail) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Net sales		$ 2,519.5	$ 2,184.5	$ 2,291.5	$ 2,174.1	$ 2,353.7	$ 2,208.0	$ 2,383.0	$ 2,295.8	$ 9,169.6	$ 9,240.5	$ 8,803.4
Airbag Products
Segment Reporting Information [Line Items]
Net sales	[1]									5,036.2	5,019.3	4,822.8
Seatbelt Products
Segment Reporting Information [Line Items]
Net sales	[1]									2,599.1	2,800.1	2,772.7
Passive Safety Electronic Products
Segment Reporting Information [Line Items]
Net sales										923.2	932.0	863.2
Active Safety Products
Segment Reporting Information [Line Items]
Net sales										$ 611.1	$ 489.1	$ 344.7

[1]	Including Corporate and other sales.